Annual Total Returns[BarChart] - PIMCO Short Asset Investment Fund - Institutional	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.72%	0.59%	0.68%	1.73%	1.92%	1.98%	2.64%	1.21%